Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment at beginning of period	$ 517
Property, plant and equipment at end of period	456	$ 517
Owned Assets
Property, plant and equipment
Property, plant and equipment at beginning of period	252
Property, plant and equipment at end of period	238	252
Owned Assets | Network assets
Property, plant and equipment
Property, plant and equipment at beginning of period	20
Property, plant and equipment at end of period	18	20
Owned Assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	84
Property, plant and equipment at end of period	76	84
Owned Assets | Computer equipment, furniture, and other
Property, plant and equipment
Property, plant and equipment at beginning of period	111
Property, plant and equipment at end of period	107	111
Owned Assets | Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	37
Property, plant and equipment at end of period	37	37
Right-of-use lease assets
Property, plant and equipment
Property, plant and equipment at beginning of period	517
Property, plant and equipment at end of period	456	517
Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	265
Property, plant and equipment at end of period	218	265
At cost | Owned Assets
Property, plant and equipment
Property, plant and equipment at beginning of period	563	477
Additions	72	79
Additions from acquisition		15
Dispositions, retirements and other	53	(10)
Transfers	0	0
Foreign exchange	(8)	2
Property, plant and equipment at end of period	574	563
At cost | Owned Assets | Network assets
Property, plant and equipment
Property, plant and equipment at beginning of period	59	49
Additions	4	3
Additions from acquisition		0
Dispositions, retirements and other	10	0
Transfers	5	7
Foreign exchange	(3)	0
Property, plant and equipment at end of period	55	59
At cost | Owned Assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	159	138
Additions	3	3
Additions from acquisition		10
Dispositions, retirements and other	0	(1)
Transfers	10	8
Foreign exchange	(2)	1
Property, plant and equipment at end of period	170	159
At cost | Owned Assets | Computer equipment, furniture, and other
Property, plant and equipment
Property, plant and equipment at beginning of period	308	257
Additions	19	19
Additions from acquisition		5
Dispositions, retirements and other	43	(9)
Transfers	31	35
Foreign exchange	(3)	1
Property, plant and equipment at end of period	312	308
At cost | Owned Assets | Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	37	33
Additions	46	54
Additions from acquisition		0
Dispositions, retirements and other	0	0
Transfers	(46)	(50)
Foreign exchange	0	0
Property, plant and equipment at end of period	37	37
At cost | Right-of-use lease assets
Property, plant and equipment
Property, plant and equipment at beginning of period	1,050	862
Additions	94	171
Additions from acquisition		34
Dispositions, retirements and other	75	(23)
Transfers	0	0
Foreign exchange	(16)	6
Property, plant and equipment at end of period	1,053	1,050
At cost | Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	487	385
Additions	22	92
Additions from acquisition		19
Dispositions, retirements and other	22	(13)
Transfers	0	0
Foreign exchange	(8)	4
Property, plant and equipment at end of period	479	487
Accumulated depreciation | Owned Assets
Property, plant and equipment
Property, plant and equipment at beginning of period	(311)	(244)
Dispositions, retirements and other	(53)	(10)
Foreign exchange	(2)	1
Depreciation	80	76
Property, plant and equipment at end of period	(336)	(311)
Accumulated depreciation | Owned Assets | Network assets
Property, plant and equipment
Property, plant and equipment at beginning of period	(39)	(31)
Dispositions, retirements and other	10	0
Foreign exchange	(1)	0
Depreciation	9	8
Property, plant and equipment at end of period	(37)	(39)
Accumulated depreciation | Owned Assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	(75)	(53)
Dispositions, retirements and other	0	1
Foreign exchange	0	1
Depreciation	19	22
Property, plant and equipment at end of period	(94)	(75)
Accumulated depreciation | Owned Assets | Computer equipment, furniture, and other
Property, plant and equipment
Property, plant and equipment at beginning of period	(197)	(160)
Dispositions, retirements and other	43	9
Foreign exchange	(1)	0
Depreciation	52	46
Property, plant and equipment at end of period	(205)	(197)
Accumulated depreciation | Owned Assets | Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	0	0
Dispositions, retirements and other	0	0
Foreign exchange	0	0
Depreciation	0	0
Property, plant and equipment at end of period	0	0
Accumulated depreciation | Right-of-use lease assets
Property, plant and equipment
Property, plant and equipment at beginning of period	(533)	(413)
Dispositions, retirements and other	(70)	(23)
Foreign exchange	(10)	2
Depreciation	144	141
Property, plant and equipment at end of period	(597)	(533)
Accumulated depreciation | Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	(222)	(169)
Dispositions, retirements and other	17	13
Foreign exchange	(8)	1
Depreciation	64	65
Property, plant and equipment at end of period	$ (261)	$ (222)